Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,534	$ 1,287	$ 1,482	$ 1,228
Provision for credit losses
Originations	25	39	53	61
Maturities	(66)	(49)	(132)	(107)
Changes in risk, parameters and exposures	329	223	614	461
Write-offs	(215)	(166)	(438)	(335)
Recoveries	37	32	71	62
Exchange rate and other	(11)	5	(17)	1
Balance at end of period	1,633	1,371	1,633	1,371
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	305	280	305	280
Provision for credit losses
Transfers to Stage 1	141	134	285	259
Transfers to Stage 2	(32)	(18)	(53)	(37)
Transfers to Stage 3	(1)		(2)	(1)
Originations	25	39	53	61
Maturities	(13)	(9)	(26)	(21)
Changes in risk, parameters and exposures	(122)	(128)	(258)	(242)
Exchange rate and other	1	(2)		(3)
Balance at end of period	304	296	304	296
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,009	843	966	793
Provision for credit losses
Transfers to Stage 1	(140)	(134)	(284)	(259)
Transfers to Stage 2	32	19	56	39
Transfers to Stage 3	(40)	(31)	(79)	(59)
Maturities	(53)	(40)	(106)	(86)
Changes in risk, parameters and exposures	304	226	558	455
Exchange rate and other	(2)	4	(1)	4
Balance at end of period	1,110	887	1,110	887
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	220	164	211	155
Provision for credit losses
Transfers to Stage 1	(1)		(1)
Transfers to Stage 2		(1)	(3)	(2)
Transfers to Stage 3	41	31	81	60
Changes in risk, parameters and exposures	147	125	314	248
Write-offs	(215)	(166)	(438)	(335)
Recoveries	37	32	71	62
Exchange rate and other	(10)	3	(16)
Balance at end of period	$ 219	$ 188	$ 219	$ 188